Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash Flow from Operating Activities
Net (Loss) Income	$ (802,048)	$ 3,147,032
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	7,551	2,098
Gain on sale of assets		(6,500,000)
Changes in assets and liabilities:
Accounts receivable	137,471	583,053
Deferred income tax benefit	(281,702)	251,761
Prepaid expenses and other current assets	121,197	(52,896)
Other assets	147,737	(175,287)
Accounts payable and accrued liabilities	11,265	(173,272)
Accrued legal settlement	50,000	(38,486)
Net cash used in operating activities	(608,529)	(2,955,997)
Cash Flows From Investing Activities
Proceeds from sale of assets		6,200,000
Net cash provided by investing activities		6,200,000
Cash Flows From Financing Activities
Overdraft		(20,475)
Repayment of long term debt		(494,194)
Loans payable - related parties		(46,000)
Dividends paid		(1,431,146)
Net cash used in financing activities		(1,991,815)
Net (decrease) increase in cash	(608,529)	1,252,188
Cash - Beginning of year	927,895	13,699
Cash - End of the period	319,366	1,265,887
Supplemental cash flow information:
Cash paid for interest		6,797
Cash paid for income taxes		$ 1,613,568